Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 22.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on our consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which are driven by changes in the discount rates at December 31, 2024 and 2023, respectively.
Table 22.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$8,126	375	287	8,141	391	309
Service cost	29	—	—	25	—	—
Interest cost	387	17	13	403	18	15
Plan participants’ contributions	—	—	33	—	—	37
Actuarial loss (gain)	(379)	(27)	(1)	191	8	(8)
Benefits paid	(679)	(40)	(66)	(634)	(42)	(66)
Settlements, Curtailments, and Amendments	(3)	—	4	—	—	—
Foreign exchange impact	(5)	—	(1)	—	—	—
Benefit obligation at end of period	7,476	325	269	8,126	375	287

Change in plan assets:
Fair value of plan assets at beginning of period	8,634	—	497	8,600	—	476
Actual return on plan assets	167	—	26	653	—	44
Employer contribution	16	40	6	15	42	6
Plan participants’ contributions	—	—	33	—	—	37
Benefits paid	(679)	(40)	(66)	(634)	(42)	(66)
Foreign exchange impact	(2)	—	—	—	—	—
Fair value of plan assets at end of period	8,136	—	496	8,634	—	497
Funded status at end of period	$660	(325)	227	508	(375)	210
Amounts recognized on the consolidated balance sheet at end of period:
Assets	$751	—	240	585	—	224
Liabilities	(91)	(325)	(13)	(77)	(375)	(14)

Plans with Benefit Obligations in Excess of Plan Assets
Table 22.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 22.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2024		December 31, 2023
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$473	N/A	549	N/A
Accumulated benefit obligation	424	13	511	14
Fair value of plan assets	56	—	97	—

Net Periodic Benefit Cost and Other Comprehensive Income
Table 22.3 presents the components of net periodic benefit cost and OCI. Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on our consolidated statement of income.
Table 22.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2024			December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$29	—	—	25	—	—	19	—	—
Interest cost	387	17	13	403	18	15	348	12	9
Expected return on plan assets	(472)	—	(25)	(503)	—	(25)	(511)	—	(22)
Amortization of net actuarial loss (gain)	138	5	(24)	139	5	(25)	136	11	(22)
Amortization of prior service cost (credit)	—	—	(10)	—	—	(10)	1	—	(10)
Settlement loss	—	—	—	—	—	—	226	1	—
Curtailment gain	(3)	—	—	—	—	—	—	—	—
Net periodic benefit cost	79	22	(46)	64	23	(45)	219	24	(45)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(74)	(27)	(2)	41	8	(27)	253	(76)	(36)
Amortization of net actuarial gain (loss)	(138)	(5)	24	(139)	(5)	25	(136)	(11)	22
Prior service cost	—	—	4	—	—	—	—	—	—
Amortization of prior service credit (cost)	—	—	10	—	—	10	(1)	—	10
Settlement (loss)	—	—	—	—	—	—	(226)	(1)	—
Total recognized in other comprehensive income	(212)	(32)	36	(98)	3	8	(110)	(88)	(4)
Total recognized in net periodic benefit cost and other comprehensive income	$(133)	(10)	(10)	(34)	26	(37)	109	(64)	(49)

Benefits Recognized in Accumulated OCI
Table 22.4 provides the amounts recognized in AOCI
(pre-tax).

Table 22.4: Benefits Recognized in Accumulated OCI

	December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,630	42	(384)	2,842	74	(406)
Net prior service credit	—	—	(92)	—	—	(106)
Total	$2,630	42	(476)	2,842	74	(512)

Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost	Table 22.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.
Table 22.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.62%	5.48	5.49	4.99	4.87	4.90
Interest crediting rate	4.55	4.07	N/A	3.91	3.39	N/A

Table 22.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 22.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2024			December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.93%	4.85	4.86	5.12	5.04	5.06	3.93	2.34	2.11
Interest crediting rate	3.91	3.39	N/A	4.10	3.58	N/A	3.37	1.51	N/A
Expected return on plan assets	5.71	N/A	5.16	6.09	N/A	5.34	5.35	N/A	4.00

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 22.7.

Table 22.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Period ended December 31,
2025	$714	38	34
2026	670	37	29
2027	648	36	28
2028	631	33	26
2029	627	32	25
2030-2034	2,915	133	105

Pension and Other Benefit Plan Assets
Table 22.8 presents the classification of the fair value of the combined pension plan and other benefit plan assets in the fair value hierarchy. See Note 15 (Fair Value Measurements) for a description of the fair value hierarchy, including a summary of valuation methodologies used for assets measured at fair value. Level 3 assets were insignificant.
Table 22.8: Pension and Other Benefit Plan Assets

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2024
Debt securities (1)	$1,581	4,561	—	6,142
Equity securities and mutual funds	983	—	—	983
Collective investment funds	—	1,062	—	1,062
Other	2	112	34	148
Total plan investments – excluding investments at NAV	$2,566	5,735	34	8,335
Investments at NAV as a practical expedient (2)				246
Net receivables				51
Total plan assets				$8,632
December 31, 2023
Debt securities (1)	$1,507	4,932	—	6,439
Equity securities and mutual funds	922	—	—	922
Collective investment funds	—	1,110	—	1,110
Other	3	128	34	165
Total plan investments – excluding investments at NAV	$2,432	6,170	34	8,636
Investments at NAV as a practical expedient (2)				264
Net receivables				231
Total plan assets				$9,131
(1)Level 1 includes securities of the U.S. Treasury and Level 2 includes corporate debt securities.
(2)Investments that are measured using the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy.